Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	CASPER SLEEP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39214
Entity Tax Identification Number	46-3987647
Entity Address, Address Line One	Three World Trade Center
Entity Address, Address Line Two	175 Greenwich Street, Floor 40
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	347
Local Phone Number	941-1871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001598674
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	CSPR
Security Exchange Name	NYSE